Derivative financial instruments	12 Months Ended
Dec. 31, 2025
Derivative financial instruments [Abstract]
Derivative Financial Instruments
8.	Derivative financial instruments

	2025 US$’000		2024 US$’000
	Assets	Liabilities	Assets	Liabilities
Cash flow hedges
- Interest rate swaps	8,007	—	22,935	—
Non-hedging instruments
- Forward freight agreements	590	—	1,690	891
- Forward foreign exchange contracts	267	163	—	1,048
	8,864	163	24,625	1,939
Classified as:
Non-current	2,627	—	12,024	—
Current	6,237	163	12,601	1,939
	8,864	163	24,625	1,939

Cash flow hedges

Interest rate derivatives

For the year ended 31 December 2025, the Group entered into interest rate swap contracts that qualify for hedge accounting. As a result of these interest rate swap contracts, the Group paid interest at fixed rates varying from 1.38% to 3.02% (2024: 0.46% to 3.02%) per annum and receives interest at a floating rate based on compounded Secured Overnight Financing Rate (“SOFR”) with a credit adjustment spread, where applicable.

The notional principal amount of these outstanding interest rate swaps as at 31 December 2025 amounted to US$394.8 million (2024: US$506.2 million). Of these, US$94.8 million matures within one year and US$300.0 million matures within two to five years.

Non-hedging instruments

Forward foreign exchange contracts

The Group entered into forward foreign exchange contracts to swap United States Dollars for Singapore Dollars and Danish Kroner with an external financial institution. The notional principal amounts of the outstanding forward foreign exchange contracts as at 31 December 2025 and 2024 comprise the following:

	2025 US$’000		2024 US$’000
Currency	Notional amounts in local currency	US$ equivalent	Notional amounts in local currency	US$ equivalent
Singapore Dollars	32,608	25,508	27,648	21,039
Danish Kroner	85,000	13,339	60,000	8,818

As at 31 December 2025, these forward foreign exchange contracts will mature within the next 12 months from the balance sheet date. No hedge accounting is adopted and the fair value changes of these forward exchange contracts are recorded in profit or loss.

Freight forward agreements

The Group entered into a number of forward freight agreements in order to hedge its spot voyage exposure for its vessels trading in the pools. As at 31 December 2025, the Group has outstanding positions with a notional amount of US$19.2 million (2024: US$79.7 million), which will mature in the next one year. No hedge accounting is adopted, and the fair value changes of these freight forward agreements are recorded in profit or loss.